Income Taxes	3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Income Taxes
Income Tax
LinnCo is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. The Company’s deferred tax assets and deferred tax liabilities were approximately $24 million and $23 million, respectively, at March 31, 2013, and approximately $10 million and $23 million, respectively, at December 31, 2012. At March 31, 2013, and December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax benefit (expense) resulted from its investment in LINN Energy.

Income Tax
LinnCo is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. At June 30, 2013, and December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax expense resulted from its investment in LINN Energy.

Income Taxes
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Income tax expense consisted of the following:

April 30, 2012 (Inception) To December 31, 2012
(in thousands)

Deferred taxes:
Federal	$11,867
State	661
$12,528

During the period from April 30, 2012 (inception) to December 31, 2012, the Company also recorded approximately $1 million of deferred taxes, related to issuance costs, to equity. As of December 31, 2012, the Company had approximately $2 million of net operating loss carryforwards for federal income tax purposes which will begin expiring in 2032.
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

April 30, 2012 (Inception) To December 31, 2012

Federal statutory rate	35.0%
State, net of federal tax benefit	2.0
Other items	0.8
Effective rate	37.8%

Significant components of the deferred tax assets and liabilities were as follows:

December 31, 2012
(in thousands)

Deferred tax assets:
Net operating loss carryforwards	$622
Unamortized intangible drilling costs	9,029
Total deferred tax assets	9,651

Deferred tax liabilities:
Investment in LINN Energy	(23,210)
Total deferred tax liabilities	(23,210)
Net deferred tax liabilities	$(13,559)

Net deferred tax assets and liabilities were classified on the balance sheet as follows:

December 31, 2012
(in thousands)

Noncurrent deferred tax assets	$9,651
Noncurrent deferred tax liabilities	(23,210)
Net noncurrent deferred tax liabilities	$(13,559)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2012, based upon the projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the full benefits of its deferred tax assets and therefore the Company has not recorded a valuation allowance against the deferred tax assets. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.
In accordance with the applicable accounting standard, the Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. To evaluate its current tax positions in order to identify any material uncertain tax positions, the Company developed a policy of identifying and evaluating uncertain tax positions that considers support for each tax position, industry standards, tax return disclosures and schedules, and the significance of each position. It is the Company’s policy to recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. The Company had no material uncertain tax positions at December 31, 2012.

Income Tax
LinnCo is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. At September 30, 2013, and December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax expense resulted from its investment in LINN Energy.

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company. Amounts recognized for income taxes are reported in “income tax expense” on the condensed consolidated statements of operations

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company. Amounts recognized for income taxes are reported in “income tax expense (benefit)” on the condensed consolidated statements of operations.

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company. Amounts recognized for income taxes are reported in “income tax expense (benefit)” on the condensed consolidated statements of operations.

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. Limited liability companies were also subject to state income taxes in the state of Michigan during 2011 and 2010. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company, except as set forth in the tables below. Amounts recognized for income taxes are reported in “income tax expense” on the consolidated statements of operations.
The Company’s taxable income or loss, which may vary substantially from the net income or net loss reported on the consolidated statements of operations, is includable in the federal and state income tax returns of each unitholder. The aggregate difference in the basis of net assets for financial and tax reporting purposes cannot be readily determined as the Company does not have access to information about each unitholder’s tax attributes.
Certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current taxes:
Federal	$2,711	$4,551	$65
State	439	605	1,088
Deferred taxes:
Federal	323	(1,148)	2,862
State	(683)	1,458	226
	$2,790	$5,466	$4,241
As of December 31, 2012, the Company’s taxable entities had approximately $10 million of net operating loss carryforwards for federal income tax purposes which will begin expiring in 2031.
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010

Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.1	0.5	(1.2)
Loss excluded from nontaxable entities	(35.6)	(34.4)	(37.5)
Other items	(0.2)	0.1	(0.1)
Effective rate	(0.7)%	1.2%	(3.8)%

Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$—	$159
Unit-based compensation	10,579	9,146
Other	4,924	3,606
Total deferred tax assets	15,503	12,911
Deferred tax liabilities:
Property and equipment principally due to differences in depreciation	(11,049)	(8,226)
Other	(1,055)	(1,646)
Total deferred tax liabilities	(12,104)	(9,872)
Net deferred tax assets	$3,399	$3,039

Net deferred tax assets and liabilities were classified on the consolidated balance sheets as follows:

	December 31,
	2012	2011
	(in thousands)

Deferred tax assets	$10,318	$8,279
Deferred tax liabilities	(612)	(589)
Other current assets	$9,706	$7,690

Deferred tax assets	$5,186	$4,632
Deferred tax liabilities	(11,493)	(9,283)
Other noncurrent liabilities	$(6,307)	$(4,651)
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2012, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.
In accordance with the applicable accounting standard, the Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. To evaluate its current tax positions in order to identify any material uncertain tax positions, the Company developed a policy of identifying and evaluating uncertain tax positions that considers support for each tax position, industry standards, tax return disclosures and schedules, and the significance of each position. It is the Company’s policy to recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. The Company had no material uncertain tax positions at December 31, 2012, and December 31, 2011.